VANECK DIGITAL TRANSFORMATION ETF

SCHEDULE OF INVESTMENTS

December 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.2%
Australia: 4.3%
Iris Energy Ltd. (USD) *	611,167	$763,959
Bermuda: 4.0%
Hive Blockchain Technologies Ltd. (USD) * †	492,546	709,266
Canada: 8.9%
Bitfarms Ltd. (USD) * †	1,876,944	825,855
Hut 8 Mining Corp. (USD) * †	862,502	733,127
		1,558,982
China: 8.7%
BC Technology Group Ltd. (HKD) *	1,665,500	670,138
Canaan, Inc. (ADR) * †	419,767	864,720
		1,534,858
Germany: 9.4%
Bitcoin Group SE	43,567	824,113
Northern Data AG *	128,836	828,706
		1,652,819
United States: 64.9%
Applied Blockchain, Inc. * †	572,585	1,053,556
Bakkt Holdings, Inc. * †	545,319	648,930
Bit Digital, Inc. * †	1,004,381	602,629
Block, Inc. *	26,614	1,672,423
Cleanspark, Inc. * †	489,064	997,691
Coinbase Global, Inc. *	39,393	1,394,118
	Number of Shares	Value
United States (continued)
Galaxy Digital Holdings Ltd. (CAD) * †	299,110	$854,316
Marathon Digital Holdings, Inc. * †	208,514	713,118
MicroStrategy, Inc. * †	7,350	1,040,540
Riot Blockchain, Inc. * †	313,580	1,063,036
Silvergate Capital Corp. *	55,322	962,603
Terawulf, Inc. *	645,036	429,336
		11,432,296
Total Common Stocks (Cost: $53,184,035)		17,652,180

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 27.4%
Money Market Fund: 27.4% (Cost: $4,822,326)
State Street Navigator Securities Lending Government Money Market Portfolio	4,822,326	4,822,326
Total Investments: 127.6% (Cost: $58,006,361)		22,474,506
Liabilities in excess of other assets: (27.6)%		(4,865,273)
NET ASSETS: 100.0%		$17,609,233

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $4,282,088.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Information Technology	69.7%	$12,297,962
Financials	30.3	5,354,218
	100.0%	$17,652,180
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